RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
SCHEDULE OF RELATED PARTIES AND THEIR RELATIONSHIP

The table below sets forth the major related parties and their relationships with the Group as of December 31, 2021 and 2022:

Name of related party	Relationship with the Group
Pubang Landscape Architecture Company Limited (“Pubang”)	Shareholder of Lendbang
Qiu Bin	Director
Yang Liu	Director (retired on 29 June 2022)
Suk Fun Chan	Shareholder of Thai Gallery
Boxuan Wu	Legal representative of Taihuan
Shanghai Monet Catering Co., Limited (“Monet”)	An entity controlled by Mr. Andross
Earthasia Worldwide Holdings Limited (“EA Trading”)	Joint venture
Dalian Pengya International Trading Limited (“Dalian Trading”)	Subsidiary of an associate
Shanghai Teddy Friends Investment Management Limited (“Teddy Friends”)	Associate
Shanghai Yi Gui Pinpai Management Limited(上海奕桂品牌管理有限公司) (Yigui”)	Joint venture

SCHEDULE OF RELATED PARTIES TRANSACTIONS

(a) Revenue from related parties

	For the year ended December 31,
	2020	2021	2022	2022
	HK$’000	HK$’000	HK$’000	US$’000
Pubang	2,622	507	174	22
Monet	16,421	14,209	3,771	483
	19,043	14,716	3,945	505

(b) Trade and notes receivables — related parties

	As of December 31,
	2021	2022	2022
	HK$’000	HK$’000	US$’000
Monet	8,806	1,886	242
	8,806	1,886	242

(c) Contract assets — related parties

	As of December 31,
	2021	2022	2022
	HK$’000	HK$’000	US$’000
Pubang	3,488	1,050	135
	3,488	1,050	135

(d) Loans receivables — related parties, interest receivables and interest income

Loans receivables — related parties

		As of December 31,
		2021	2022	2022
Note	Name	HK$’000	HK$’000	US$’000
(i)	EA Trading	315	967	124
(ii)	Dalian Trading	208	190	24
(iii)	Teddy Friend	2,882	2,918	374
(iv)	Yigui	2,348	9,661	1,239
Gross loan receivable – related parties		5,753	13,736	1,761
Allowance for loan receivable- related parties		-	(2,638)	(338)
Net, loan receivables- related parties		5,753	11,098	1,423
		For the year ended December 31,
		2020	2021	2022	2022
Note	Name	HK$’000	HK$’000	HK$’000	US$’000
(i)	EA Trading	156	6	40	5
(ii)	Dalian Trading	277	186	22	3
(iii)	Teddy Friend	160	200	228	29
(iv)	Yigui	67	86	947	122
	Qiu Bin	139	-	-	-
	Yang Liu	60	-	-	-
		859	478	1,237	159

	For the year ended December 31,
	2021	2022	2022
	HK$’000	HK$’000	US$’000
Pubang	1,103	-	-

(f) Other payables and accrual — related parties

	For the year ended December 31,
	2021	2022	2022
	HK$’000	HK$’000	US$’000
Boxuan Wu	354	424	54
Qiu Bin	553	262	34
Yang Liu	247	-	-
	1,154	686	88

	For the year ended December 31,
	2020	2021	2022	2022
	HK$’000	HK$’000	HK$’000	US$’000
Teddy Friend	500	-	-	-